Document and Entity Information	Sep. 27, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000714310
Document Type	8-K
Document Period End Date	Sep. 27, 2026
Entity Registrant Name	Valley National Bancorp
Entity Incorporation State Country Code	NJ
Entity File Number	1-11277
Entity Tax Identification Number	22-2477875
Entity Address, Address Line One	One Penn Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	(973)
Local Phone Number	305-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock No Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	VLY
Security Exchange Name	NASDAQ
Not Cumulative Perpetual Preferred Stock Series A No Par Value 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Non-Cumulative Perpetual Preferred Stock, Series A, no par value
Trading Symbol	VLYPP
Security Exchange Name	NASDAQ
Not Cumulative Perpetual Preferred Stock Series B No Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Non-Cumulative Perpetual Preferred Stock, Series B, no par value
Trading Symbol	VLYPO
Security Exchange Name	NASDAQ
Not Cumulative Perpetual Preferred Stock Series C No Par Value 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Non-Cumulative Perpetual Preferred Stock, Series C, no par value
Trading Symbol	VLYPN
Security Exchange Name	NASDAQ